Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Loss for the year attributable to owners	$ 72,415	$ (24,228)	$ (49,092)
Denominator:
Weighted average number of shares used in basic EPS	60,612,230	60,093,191	59,777,145
Earnings (Losses) after tax per share (US$) – basic	$ 1.19	$ (0.40)	$ (0.82)
Weighted average number of shares used in basic EPS	60,612,230	60,093,191	59,777,145
Stock awards at US$ 0.001	4,758,552	0	0
Weighted average number of common shares for the purposes of diluted earnings per shares	65,370,782	60,093,191	59,777,145
Earnings (Losses) after tax per share (US$) – diluted	$ 1.11	$ (0.40)	$ (0.82)
Par value per share	$ 0.001	$ 0.001	$ 0.001